Lease	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Lease
6	Lease
Leases are classified as operating leases or finance leases in accordance with ASC 842. The Company’s operating leases mainly related to land and office facilities. The Company’s lease agreements include lease payments that are largely fixed, do not contain material residual value guarantees or variable lease payments. The Company’s leases do not contain restrictions or covenants that restrict the Company from incurring other financial obligations. For leases with terms greater than 12 months, the Company records the related asset and lease liability at the present value of lease payments over the term. Certain leases include rental escalation clauses, renewal options and/or termination options, which are factored into the Company’s determination of lease payments when appropriate.
As of December 31, 2022, the weighted average remaining lease term was 14.0 years and weighted average discount rate was 3.21% for the Company’s operating leases.
Operating lease cost for the year ended December 31, 2022 was RMB9,002 (US$1,305), which excluded cost of short-term contracts. Short-term lease cost for the year ended December 31, 2022 was RMB331 (US$48). Total expenses under operating leases were RMB16,584 and RMB12,707 for the years ended December 31, 2020 and 2021, respectively. For the year ended December 31, 2022, no lease cost for operating leases was capitalized. Supplemental cash flow information related to operating leases was as follows:

	For the year ended December 31, 2022
	RMB	US$
Cash payments for operating leases	20,273	2,940
ROU assets obtained in exchange for operating lease liabilities	28,688	4,159
Future lease payments uner operating lease as of
December
31, 2022 were as follows:

	Operating lease
	RMB	US$
Year ending December 31,
2023	18,726	2,715
2024	6,201	899
2025	975	141
Thereafter	—	—

Total future lease payments	25,902	3,755
Less: Imputed interest	810	117

Total lease liability balance	25,092	3,638